Accrued Liabilities and Other Current Liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Accrued Liabilities and Other Current Liabilities [Abstract]
Schedule of Accrued Liabilities and Other Current Liabilities

Accrued liabilities and other current liabilities consist of the following:

	As of March 31,	As of March 31,
	2023	2024
	RMB	RMB

Logistics expenses payables	7,663	5,154
Advances from customers	3,077	2,666
Payable for investment	2,563	2,563
Refund obligation of sales returns	3,113	2,240
Professional service fee accruals	1,694	1,705
Accrued advertising expenses	168	-
Others	3,826	2,339
Total	22,104	16,667